Offerings	May 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 62,391,125
Fee Rate	0.01381%
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $8,616.21(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Capital Solutions Fund (File No. 005-94572) on February 2, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 0
Amount of Registration Fee	$ 8,616.21
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $8,616.21(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Capital Solutions Fund (File No. 005-94572) on February 2, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.